Revenue - Movements in contracts liabilities (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023
Movements in contract liabilities
Contract liabilities at beginning of period	¥ 339,641	¥ 364,982	¥ 413,180
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(292,887)	(324,028)	(361,522)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	267,063	262,412	231,636
Increase in contract liabilities as a result of receiving payment of license fees	36,370	25,174	37,840
Increase in contract liabilities as a result of receiving payment of others	14,795	29,897	18,507
Contract liabilities at end of period	¥ 364,982	¥ 358,437	¥ 339,641